Significant Accounting Policies (Narrative) (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Jan. 01, 2019 USD ($)
Significant Accounting Policies [Line Items]
Operating segments | segment			1
Reportable segments | segment			1
Operating lease asset			$ 283		$ 340
Operating lease liability			86		$ 520
Shipping and handling costs			10	10
Advertising expenses			40	700
Proceeds from Issuance of Long-term Debt			3,068	$ 5,294
Accounting Standards Update 2016-02 [Member]
Significant Accounting Policies [Line Items]
Operating lease asset			560
Operating lease liability			$ 600
Scenario, Forecast [Member]
Significant Accounting Policies [Line Items]
Proceeds from debt and equity financings	$ 1,600	$ 2,100
proceeds from warrants	500
Proceeds from Issuance of Long-term Debt	600
Repayments of Long-term Debt, Long-term Capital Lease Obligations, and Capital Securities	$ 700
Patents And Copyrights [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life			15 years
Patents And Copyrights [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life			20 years